File No. 333-184251


                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549-1004

                                 POST-EFFECTIVE
                                AMENDMENT NO. 1

                                       TO

                                    FORM S-6

    For Registration Under the Securities Act of 1933 of Securities of Unit
                  Investment Trusts Registered on Form N-8B-2

                                    FT 3829

                    DOW(R) TARGET 10 DEC. '12 - TERM 1/9/14
             (The Dow(R) Target 10 Portfolio, December 2012 Series)

                     TARGET FOCUS 4 DEC. '12 - TERM 3/7/14
              (Target Focus Four Portfolio, December 2012 Series)

                      TARGET TRIAD DEC. '12 - TERM 3/7/14
               (Target Triad Portfolio, December 2012 Series) and

                       TARGET VIP DEC. '12 - TERM 3/7/14
                  (Target VIP Portfolio, December 2012 Series)
                             (Exact Name of Trust)

                          FIRST TRUST PORTFOLIOS L.P.
                           (Exact Name of Depositor)

                             120 East Liberty Drive
                                   Suite 400
                            Wheaton, Illinois 60187

         (Complete address of Depositor's principal executive offices)


      FIRST TRUST PORTFOLIOS L.P.                  CHAPMAN AND CUTLER LLP
      Attn: James A. Bowen                         Attn: Eric F. Fess
      120 East Liberty Drive                       111 West Monroe Street
      Suite 400                                    Chicago, Illinois 60603
      Wheaton, Illinois 60187

               (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)


:   : immediately upon filing pursuant to paragraph (b)
: X : December 3, 2012
:   : 60 days after filing pursuant to paragraph (a)
:   : on (date) pursuant to paragraph (a) of rule (485 or 486)



                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                           OF REGISTRATION STATEMENT

   This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

         The facing sheet

         The purpose of the Amendment

         The signatures

         The exhibit



                          THE PURPOSE OF THE AMENDMENT

The purpose of this amendment is to include the signature pages S-1 to S-7, attached as a exhibit hereto, which were inadvertently not included as a part of the Registrant's 487 Filing on November 30, 2012.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 3829, Dow(R) Target 10 Dec. '12 - Term 1/9/14 (The Dow(R) Target 10 Portfolio, December 2012 Series); Target Focus 4 Dec. '12 - Term 3/7/14
(Target Focus Four Portfolio, December 2012 Series); Target Triad Dec. '12 - Term 3/7/14 (Target Triad Portfolio, December 2012 Series); and Target VIP
Dec. '12 - Term 3/7/14 (Target VIP Portfolio, December 2012 Series), certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on December 3, 2012.

                         FT 3829

                         DOW(R) TARGET 10 DEC. '12 - TERM 1/9/14
                         (The Dow(R) Target 10 Portfolio, December 2012 Series)

                         TARGET FOCUS 4 DEC. '12 - TERM 3/7/14
                         (Target Focus Four Portfolio, December 2012 Series)

                         TARGET TRIAD DEC. '12 - TERM 3/7/14
                         (Target Triad Portfolio, December 2012 Series) and

                         TARGET VIP DEC. '12 - TERM 3/7/14
                         (Target VIP Portfolio, December 2012 Series)
                                         (Registrant)

                         By: FIRST TRUST PORTFOLIOS L.P.
                                         (Depositor)


                         By: Elizabeth H. Bull
                             Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:


     NAME                   TITLE*                          DATE

James A. Bowen           Director                  )   December 3, 2012
                         of The Charger            )
                         Corporation, the          )
                         General Partner of        )
                         First Trust               )
                         Portfolios L.P.           )
                                                   )
                                                   )   Elizabeth H. Bull
                                                   )   Attorney-in-Fact**


  * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

  ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 2 to Form S-6 of FT 2669 (File No. 333-169625) and the same is hereby incorporated herein by this reference.